Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Short-term Debt
9. SHORT-TERM BORROWINGS
In July 2018,
I-Mab
Bio-tech
(Tianjin) Co., Ltd. borrowed a loan of RMB80,000 from China Merchant Bank Co., Ltd. for a term of one year and at the interest rate of 4.20% per annum. To facilitate this borrowing, another subsidiary of the Company in Hong Kong placed cash deposits of US$13,500 (equivalent to approximately RMB92,653) with the bank. The use of such cash deposits and the interest earned thereon are restricted by the bank during the period of the borrowing. The deposits have a one-year
term and bear interest at 3.26% per annum. The borrowing was fully repaid during the year ended December 31, 2019.
In June 2019,
I-Mab
Bio-tech
(Tianjin) Co., Ltd. borrowed a loan of RMB50,000 from China Merchant Bank Co., Ltd. for a term of one year and at the interest rate of 4.15% per annum. To facilitate this borrowing, another subsidiary of the Company in Hong Kong placed cash deposits of US$8,000 (equivalent to approximately RMB55,810 with the bank. The use of such cash deposits and the interest earned thereon are restricted by the bank during the period of the borrowing. The deposits have a one-year
term and bear interest at 2.63% per annum. The borrowing will be due for repayment in June 2020.